Quarterly Report
August 31, 2021
MFS®  International Large Cap Value Fund
MKV-Q1

Portfolio of Investments
8/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 0.5%
Dassault Aviation S.A.	29,898	$33,713,471
Airlines – 1.8%
Aena S.A. (a)	256,917	$41,013,562
Ryanair Holdings PLC, ADR (a)	719,077	77,444,593
		$118,458,155
Alcoholic Beverages – 2.0%
Diageo PLC	2,012,466	$96,673,351
Heineken N.V.	304,639	33,344,422
		$130,017,773
Apparel Manufacturers – 2.7%
Adidas AG	179,430	$63,653,930
Burberry Group PLC	1,217,330	31,121,450
Compagnie Financiere Richemont S.A.	740,585	81,680,683
		$176,456,063
Automotive – 3.5%
Compagnie Generale des Etablissements Michelin SCA	205,317	$33,224,764
Continental AG (a)	656,887	88,280,992
Koito Manufacturing Co. Ltd.	1,224,600	74,913,039
Toyota Industries Corp.	391,400	33,051,002
		$229,469,797
Brokerage & Asset Managers – 2.5%
Deutsche Boerse AG	557,096	$96,103,280
IG Group Holdings PLC	5,251,111	67,610,524
		$163,713,804
Business Services – 3.4%
Capgemini	415,144	$93,207,970
CGI, Inc. (a)	705,575	63,060,783
Electrocomponents PLC	1,508,377	22,065,148
Secom Co. Ltd.	596,000	45,208,563
		$223,542,464
Computer Software – 0.5%
SAP SE	202,393	$30,459,822
Computer Software - Systems – 4.7%
Amadeus IT Group S.A. (a)	1,175,099	$71,761,404
Fujitsu Ltd.	523,000	96,504,113
Hitachi Ltd.	1,400,200	77,445,957
Samsung Electronics Co. Ltd., GDR	40,446	66,149,433
		$311,860,907
Conglomerates – 0.4%
Smiths Group PLC	1,377,902	$27,326,844
Construction – 0.7%
Techtronic Industries Co. Ltd.	2,142,500	$47,519,592

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.5%
Kao Corp.	347,900	$21,016,620
Reckitt Benckiser Group PLC	1,025,585	78,101,315
		$99,117,935
Electrical Equipment – 3.4%
Schneider Electric SE	947,017	$169,182,196
Yokogawa Electric Corp.	3,502,300	54,851,274
		$224,033,470
Electronics – 2.2%
Kyocera Corp.	700,200	$43,571,960
NXP Semiconductors N.V.	167,834	36,106,128
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	560,289	66,679,994
		$146,358,082
Energy - Integrated – 3.1%
BP PLC	8,234,681	$33,619,049
Eni S.p.A.	6,884,362	84,977,539
Galp Energia SGPS S.A.	4,192,066	42,934,409
Idemitsu Kosan Co. Ltd.	875,500	20,993,219
Suncor Energy, Inc.	1,254,117	23,419,329
		$205,943,545
Food & Beverages – 2.0%
Danone S.A.	1,079,651	$78,871,747
Nestle S.A.	406,358	51,358,859
		$130,230,606
Food & Drug Stores – 1.3%
Tesco PLC	25,187,082	$88,354,515
General Merchandise – 0.5%
B&M European Value Retail S.A.	4,732,913	$36,374,384
Insurance – 7.9%
Chubb Ltd.	466,490	$85,796,841
Manulife Financial Corp.	3,663,056	71,336,175
Sampo Oyj	1,224,806	63,256,337
St. James's Place PLC	4,717,633	104,425,208
Swiss Re Ltd.	306,842	28,233,150
Willis Towers Watson PLC	760,512	167,860,209
		$520,907,920
Leisure & Toys – 0.5%
Nintendo Co. Ltd.	52,500	$25,244,285
Sankyo Co. Ltd.	436,400	11,114,782
		$36,359,067
Machinery & Tools – 3.6%
Aalberts Industries N.V.	789,843	$49,334,917
Daikin Industries Ltd.	253,000	63,022,906
SMC Corp.	142,900	91,586,411
Weir Group PLC	1,270,587	30,596,367
		$234,540,601
Major Banks – 15.7%
Bank of Ireland Group PLC (a)	11,517,467	$72,429,601
Barclays PLC	60,629,871	154,127,054
BNP Paribas	2,761,456	175,191,456

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Mitsubishi UFJ Financial Group, Inc.	18,611,200	$100,554,445
National Australia Bank Ltd.	3,495,910	70,917,616
NatWest Group PLC	48,090,397	140,895,503
Resona Holdings, Inc.	7,832,900	30,309,190
Toronto-Dominion Bank	1,958,790	127,201,415
UBS Group AG	9,824,902	163,936,121
		$1,035,562,401
Medical Equipment – 0.3%
Koninklijke Philips N.V.	482,333	$22,233,853
Metals & Mining – 2.7%
Glencore PLC	7,803,247	$35,124,435
Rio Tinto PLC	1,937,477	143,362,502
		$178,486,937
Network & Telecom – 0.8%
LM Ericsson Telephone Co., “B”	4,332,042	$51,355,289
Other Banks & Diversified Financials – 4.4%
AIB Group PLC (a)	26,224,305	$79,113,910
ING Groep N.V.	3,926,587	54,244,916
Julius Baer Group Ltd.	830,293	56,758,222
KBC Group N.V.	1,159,137	97,639,563
		$287,756,611
Pharmaceuticals – 4.5%
Bayer AG	719,490	$40,051,460
Novartis AG	553,258	51,226,586
Novo Nordisk A.S., “B”	871,389	86,845,587
Roche Holding AG	294,007	118,068,331
		$296,191,964
Printing & Publishing – 3.1%
RELX PLC	3,156,261	$94,957,722
Wolters Kluwer N.V.	940,573	108,192,857
		$203,150,579
Railroad & Shipping – 1.8%
Canadian Pacific Railway Ltd.	1,710,694	$117,544,535
Restaurants – 0.5%
Yum China Holdings, Inc.	509,451	$31,361,804
Specialty Chemicals – 2.2%
Linde PLC	331,818	$104,687,385
Nitto Denko Corp.	523,000	39,742,580
		$144,429,965
Telecommunications - Wireless – 5.0%
KDDI Corp.	3,811,200	$116,745,389
Rogers Communications, Inc.	967,080	49,271,908
Vodafone Group PLC	96,646,422	162,053,538
		$328,070,835
Telephone Services – 0.8%
Quebecor, Inc., “B”	1,991,909	$49,701,023

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 2.3%
Imperial Brands PLC	4,404,907	$93,354,572
Philip Morris International, Inc.	555,510	57,217,530
		$150,572,102
Utilities - Electric Power – 5.0%
E.ON SE	6,758,153	$89,196,965
Iberdrola S.A.	10,463,793	129,667,022
National Grid PLC	8,486,403	109,826,472
		$328,690,459
Total Common Stocks		$6,439,867,174
Preferred Stocks – 1.3%
Consumer Products – 1.3%
Henkel AG & Co. KGaA	913,536	$89,248,133
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/22/23	1,175,592	$603,361

Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.04% (v)	17,863,569	$17,863,569

Other Assets, Less Liabilities – 0.6%		39,393,484
Net Assets – 100.0%		$6,586,975,721
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $17,863,569 and $6,529,718,668, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,529,718,668	$—	$—	$6,529,718,668
Mutual Funds	17,863,569	—	—	17,863,569
Total	$6,547,582,237	$—	$—	$6,547,582,237
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$65,730,231	$401,905,181	$449,771,843	$—	$—	$17,863,569

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,418	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2021, are as follows:
United Kingdom	23.5%
Japan	14.4%
France	8.9%
Switzerland	8.4%
United States	7.7%
Canada	7.6%
Germany	7.5%
Netherlands	4.1%
Spain	3.7%
Other Countries	14.2%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.